Item 1. Report to Shareholders

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/02    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98

NET ASSET VALUE
Beginning of
period         $  10.90   $  12.96   $  18.04   $  16.77   $  14.03   $  13.01

Investment activities

  Net investment
  income (loss)    0.02*      0.02*      0.14*      0.02*      0.05*      0.09*

  Net realized and
  unrealized
  gain (loss)      0.30      (1.96)     (4.41)      1.80       3.24       1.52

  Total from
  investment
  activities       0.32      (1.94)     (4.27)      1.82       3.29       1.61

Distributions
  Net investment
  income          (0.03)     (0.12)     (0.02)     (0.06)     (0.10)     (0.06)

  Net realized
  gain              --          --      (0.79)     (0.49)     (0.45)     (0.53)

  Total
  distributions   (0.03)     (0.12)     (0.81)     (0.55)     (0.55)     (0.59)

NET ASSET VALUE

End of
period         $  11.19   $  10.90   $  12.96   $  18.04   $  16.77   $  14.03
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      2.94%*   (15.15)%*  (24.69)%*   10.98%*    24.17%*    12.89%*

Ratio of total
expenses to
average net
assets             1.20%!*    1.20%*     1.20%*     1.20%*     1.20%*     1.20%*

Ratio of net
investment
income
(loss) to
average
net assets         0.40%!*    0.20%*     0.89%*     0.15%*     0.40%*     0.76%*

Portfolio
turnover
rate               38.2%!     48.4%      52.3%      71.5%      37.5%      47.1%

Net assets,
end of
period
(in thousands) $ 64,530   $ 62,735   $ 73,325   $107,459   $ 73,837   $ 44,116

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.20% contractual expense limitation in effect through 10/31/03.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  April 30, 2003

Statement of Net Assets                             Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

AUSTRALIA 0.5%

Common Stocks 0.3%

BHP Billiton                                        32,000      $           181
                                                                            181

Preferred Stocks 0.2%
News Corporation (misc. symbol)                     27,834                  165
                                                                            165
Total Australia (Cost $377)                                                 346

BERMUDA 1.6%

Common Stocks 1.6%

Accenture, Class A (USD) *                          17,000                  272

ACE Limited (USD)                                    9,700                  321

Tyco International (USD)                            29,500                  460

Total Bermuda (Cost $1,043)                                               1,053

BRAZIL 0.2%

Common Stocks 0.2%

Petroleo Brasileiro
(Petrobras) ADR (USD)                                7,907                  135

Total Brazil (Cost $152)                                                    135

CANADA 0.3%

Common Stocks 0.3%

Biovail (USD) *                                      5,400                  195

Celestica (USD) *                                    1,488                   17

Total Canada (Cost $252)                                                    212

CHINA 0.1%

Common Stocks 0.1%

China Telecom Limited (HKD) *                      410,000                   79

Total China (Cost $72)                                                       79

DENMARK 0.3%

Common Stocks 0.3%

Novo Nordisk                                         5,300      $           192

Total Denmark (Cost $166)                                                   192

FINLAND 0.9%

Common Stocks 0.9%

Nokia                                               33,876                  574

Total Finland (Cost $536)                                                   574

FRANCE 7.5%
Common Stocks 7.5%

Aventis (misc. symbol)                              10,809                  550

BNP Paribas                                         13,568                  638

Carrefour (misc. symbol)                             1,080                   47

France Telecom (misc. symbol)                       17,500                  405

Hermes                                               1,373                  191

L'Oreal                                              1,698                  122

LVMH                                                 4,156                  182

Sanofi-Synthelabo                                   12,078                  722

Schneider Electric *                                 3,115                  148

Societe Generale                                     1,842                  113

Societe Television Francaise 1 (misc. symbol)        6,723                  189

Sodexho Alliance (misc. symbol)                      6,600                  150

STMicroelectronics (misc. symbol)                   10,467                  217

TotalFinaElf, Series B                               8,943                1,175

Total France (Cost $4,391)                                                4,849

GERMANY 0.6%

Common Stocks 0.6%

Deutsche Bank (misc. symbol)                         3,276                  170

E.On                                                 4,525                  217

Total Germany (Cost $423)                                                   387

HONG KONG 0.1%

Common Stocks 0.1%

Cheung Kong Holdings                                15,000      $            83

Total Hong Kong (Cost $121)                                                  83

INDIA 0.3%

Common Stocks 0.3%

Hindustan Lever                                     52,100                  159

Total India (Cost $261)                                                     159

ITALY 2.9%

Common Stocks 2.9%

Alleanza
Assicurazioni (misc. symbol)                        27,650                  259

Banca Intesa (misc. symbol)                         54,168                  140

ENI                                                 27,739                  396

Mediaset (misc. symbol)                             11,537                   99

Telecom Italia
(Ordinary shares) (misc. symbol)                    21,361                  175

Telecom Italia
(Savings shares)                                    21,100                  104

Telecom Italia Mobile (misc. symbol)                64,990                  307

UniCredito Italiano (misc. symbol)                  85,095                  373

Total Italy (Cost $1,717)                                                 1,853

JAPAN 6.9%

Common Stocks 6.9%

Canon                                               10,000                  405

Credit Saison (misc. symbol)                         5,800                  109

Fanuc                                                7,400                  303

Fujisawa Pharmaceutical                             11,000                  187

Honda Motor                                          9,400                  312

Ito-Yokado                                           4,000                   94

Japan Telecom Holdings                                  39                  107

KDDI (misc. symbol)                                     62                  189

Keyence                                                400                   64

Keyence (Bonus shares) *                                40                    7

Marui                                               13,000                  108

Mitsubishi Estate                                   18,000      $           106

Mitsui Fudosan                                      31,000                  167

Murata Manufacturing                                 1,300                   46

Nomura Securities                                   16,000                  159

NTT DoCoMo                                             121                  250

Rohm                                                 1,300                  134

Secom                                                9,500                  222

Seven-Eleven Japan (misc. symbol)                   14,000                  334

Shin-Etsu Chemical                                   3,000                   90

Shiseido                                            15,000                  137

SMC                                                  1,700                  128

Sony                                                 6,400                  156

Suzuki Motor                                         9,000                  107

Toppan Printing                                      5,000                   32

Toyota Motor                                         5,000                  113

Yamanouchi Pharmaceutical                           16,000                  404

Total Japan (Cost $6,059)                                                 4,470

MEXICO 0.9%

Common Stocks 0.9%

America Movil ADR,
Series L (USD)                                       8,300                  139

Femsa UBD Units
(Represents 1 Series B
and 4 Series D shares)                              37,460                  142

Grupo Financiero BBVA Bancomer, Series B *         123,600                  107

Wal-Mart de Mexico                                  65,800                  182

Total Mexico (Cost $537)                                                    570

NETHERLANDS 2.6%

Common Stocks 2.6%

ASML Holding *(misc. symbol)                        15,040                  130

ING Groep (misc. symbol)                            19,450                  317

Philips Electronics                                 16,103                  300

Reed Elsevier                                        9,900                  113

Royal KPN *                                         29,000                  193

Schlumberger (USD)                                  10,600                  445

VNU                                                  5,238                  152

Total Netherlands (Cost $1,976)                                           1,650

PANAMA 0.4%

Common Stocks 0.4%

Carnival (USD)                                       9,200      $           254
Total Panama
(Cost $225)                                                                 254

RUSSIA 0.3%

Common Stocks 0.3%

Lukoil ADR, 144A (USD) +                             1,080                   75

YUKOS ADR (USD)                                        810                  142

Total Russia (Cost $142)                                                    217

SINGAPORE 0.5%

Common Stocks 0.5%

MobileOne Limited                                   85,000                   60

United Overseas Bank                                41,232                  242
Total Singapore
(Cost $327)                                                                 302

SOUTH KOREA 1.1%

Common Stocks 1.1%

KT Corporation ADR (USD)                             7,023                  142

Samsung Electronics                                  1,311                  329

Shinhan Financial                                   11,700                  116

South Korea Telecom                                  1,060                  147

Total South Korea (Cost $661)                                               734

SPAIN 2.7%

Common Stocks 2.7%

Banco Bilbao
Vizcaya Argentaria                                  24,649                  249

Banco Santander
Central Hispano                                     32,104                  253

Endesa                                              12,335                  175

Gas Natural                                          7,160                  137

Inditex                                             33,200                  663

Telefonica                                          15,827                  175

Telefonica ADR (USD)                                 2,640                   88

Total Spain (Cost $1,698)                                                 1,740

SWEDEN 1.2%

Common Stocks 1.2%
Hennes & Mauritz,
Series B                                            13,120      $           292

Securitas, Series B (misc. symbol)                  41,490                  487

Total Sweden (Cost $902)                                                    779

SWITZERLAND 3.6%

Common Stocks 3.6%

Adecco (misc. symbol)                               10,480                  402

Nestle (misc. symbol)                                5,843                1,193

Roche (Participation certificates)                   3,300                  210

UBS (misc. symbol)                                  10,576                  502

Total Switzerland (Cost $2,278)                                           2,307

TAIWAN 0.3%

Common Stocks 0.3%
Taiwan Semiconductor
Manufacturing                                      130,858                  180

Total Taiwan (Cost $264)                                                    180

UNITED KINGDOM 14.4%

Common Stocks 14.4%

AstraZeneca                                         10,678                  419

BG Group                                            16,189                   65

BP                                                  46,000                  292

Compass                                             97,970                  451

Diageo                                              51,652                  573

Electrocomponents                                   30,880                  154

GlaxoSmithKline                                     74,606                1,497

Hays                                                71,424                   95

HSBC (HKD) (misc. symbol)                           16,400                  179

Kingfisher                                          83,026                  325

Reed Elsevier                                      103,366                  825

Rio Tinto                                           27,315                  523

Royal Bank of Scotland                              44,545                1,169

Shell Transport & Trading                          111,681                  670

Standard Chartered                                   7,600                   85

Tesco                                               49,570      $           157

Unilever                                            64,540                  635

Vodafone                                           492,673                  973

WPP Group                                           31,470                  224

Total United Kingdom
(Cost $10,583)                                                            9,311

UNITED STATES 47.0%

Common Stocks 47.0%

Abbott Laboratories                                 10,500                  427

Adobe Systems                                        8,300                  287

Affiliated Computer
Services, Class A *                                 15,300                  730

Altria Group                                         8,300                  255

AMBAC Financial Group                                6,000                  350

American International
Group                                               15,100                  875

Amgen *                                              6,400                  392

Analog Devices *                                     8,500                  281

Anthem *                                             3,400                  233

AOL Time Warner *                                    1,500                   20

Apollo Group, Class A *                             11,050                  599

Applied Materials *                                 11,600                  169

Baker Hughes                                        15,200                  426

Baxter                                              11,100                  255

Best Buy *                                           6,500                  225

Biomet                                              11,400                  347

Boston Scientific *                                  3,600                  155

Cardinal Health                                      3,700                  205

Cendant *                                           27,100                  387

Charles Schwab                                      20,000                  173

Cisco Systems *                                     30,500                  459

Citigroup                                           34,100                1,338

Clear Channel
Communications *                                    14,500                  567

Coca-Cola                                           10,700                  432

Comcast, Class A *                                  16,000                  481

Danaher                                              4,000                  276

Dell Computer *                                     14,000                  405

Echostar Communications,
Class A *                                            9,600                  288

Eli Lilly                                            2,800                  179

Exxon Mobil                                         19,808      $           697

First Data                                          23,900                  938

Forest Labs *                                        5,200                  269

Freddie Mac                                          9,400                  544

GE                                                  31,400                  925

General Mills                                        5,300                  239

Gilead Sciences *                                    7,500                  346

Harley-Davidson                                      6,200                  276

HCA                                                  5,000                  160

Home Depot                                          20,050                  564

Intuit *                                             4,400                  171

Johnson & Johnson                                   11,400                  642

Kohl's *                                             6,100                  346

Liberty Media, Class A *                            51,092                  562

Marsh & McLennan                                     7,300                  348

Maxim Integrated Products                            3,900                  153

MedImmune *                                          6,700                  236

Mellon Financial                                    13,000                  344

Merrill Lynch                                       10,800                  443

Microsoft                                           40,100                1,025

Nextel Communications,
Class A *                                           22,500                  333

Omnicom                                              3,400                  210

Paychex                                              4,000                  125

PeopleSoft *                                         6,300                   95

Pfizer                                              43,210                1,329

QUALCOMM                                             6,200                  198

Scripps, Class A                                     3,200                  254

SLM Corporation                                      2,600                  291

St. Jude Medical *                                   3,300                  173

Starbucks *                                         10,000                  235

State Street                                        14,200                  497

Symantec *                                           3,000                  132

Sysco                                               11,200                  322

Target                                              21,100                  706

Travelers Property
Casualty, Class A                                   14,419                  234

U.S. Bancorp                                        21,400                  474

UnitedHealth Group                                  11,000                1,013

Univision Communications,
Class A *                                           11,000                  333

USA Interactive *                                    8,400      $           252

Verizon Communications                               7,300                  273

Viacom, Class B *                                   11,600                  504

Wal-Mart                                             6,800                  383

Walgreen                                            13,400                  414

Weight Watchers *                                    3,500                  164

Wellpoint Health Networks *                          6,100                  463

Wyeth                                                5,700                  248

Yahoo! *                                             9,000                  223
Total United States
(Cost $26,675)                                                           30,322

SHORT-TERM INVESTMENTS 1.4%

Money Market Funds 1.4%

T. Rowe Price Reserve
Investment Fund 1.30% #                            887,110                  887

Total Short-Term
Investments (Cost $887)                                                     887

SECURITIES LENDING COLLATERAL 8.7%

Money Market Pooled Account 8.7%

Investment in money market
pooled account managed by
JPMorgan Chase Bank, London                      5,573,914                5,574

Total Securities Lending
Collateral (Cost $5,574)                                                  5,574

                                                                          Value
--------------------------------------------------------------------------------
                                                                   in thousands

Total Investments in Securities
107.3% of Net Assets
(Cost $68,299)                                                  $        69,219

Other Assets Less Liabilities

Including $5,574 obligation to
return securities lending
collateral                                                               (4,689)

NET ASSETS                                                      $        64,530
                                                                ---------------

Net Assets Consist of:
Undistributed net investment
income (loss)                                                   $            80

Undistributed net realized
gain (loss)                                                             (20,693)

Net unrealized gain (loss)                                                  926

Paid-in-capital applicable
to 5,767,601 shares of $0.01 par
value capital stock outstanding;
2,000,000,000 shares of the
Corporation authorized                                                   84,217

NET ASSETS                                                      $        64,530
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         11.19
                                                                ---------------


#    Seven-day yield

*    Non-income producing

(misc.
symbol) All or a portion of this security is on loan at April 30, 2003-See
        Note 2

+ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at period-end amounts to $75,000 and represents 0.1% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $75,000 and represents 0.1% of net assets

ADR  American Depository Receipts

HKD  Hong Kong dollar

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                        6 Months
                                                                           Ended
                                                                         4/30/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $47)                        $           486

  Interest                                                                    7

  Securities lending                                                          5

  Total income                                                              498

Expenses

  Shareholder servicing                                                     151

  Investment management                                                     112

  Custody and accounting                                                     69

  Registration                                                               15

  Legal and audit                                                            15

  Prospectus and shareholder reports                                          5

  Directors                                                                   3

  Miscellaneous                                                               2

  Total expenses                                                            372

Net investment income (loss)                                                126

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (3,830)

  Foreign currency transactions                                               4

  Net realized gain (loss)                                               (3,826)

Change in net unrealized gain (loss)

  Securities                                                              5,587

  Other assets and liabilities
  denominated in foreign currencies                                           5

  Change in net unrealized gain (loss)                                    5,592

Net realized and unrealized gain (loss)                                   1,766

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $         1,892
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income
  (loss)                                   $           126      $           143

  Net realized gain (loss)                          (3,826)              (7,890)

  Change in net unrealized
  gain (loss)                                        5,592               (3,539)

  Increase (decrease) in
  net assets from operations                         1,892              (11,286)

Distributions to shareholders

  Net investment income                               (174)                (682)

Capital share transactions *

  Shares sold                                       22,656              101,994

  Distributions reinvested                             167                  661

  Shares redeemed                                  (22,746)            (101,277)

  Increase (decrease) in
  net assets from capital
  share transactions                                    77                1,378

Net Assets

  Increase (decrease)
  during period                                      1,795              (10,590)

  Beginning of period                               62,735               73,325

  End of period                            $        64,530      $        62,735
--------------------------------------------------------------------------------
*Share information

  Shares sold                                        2,123                7,830

  Distributions reinvested                              15                   49

  Shares redeemed                                   (2,124)              (7,782)

  Increase (decrease) in
  shares outstanding                                    14                   97

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                     April 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 1995. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $5,386,000; aggregate collateral consisted of $5,574,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $11,735,000 and $12,809,000, respectively, for the six months ended April 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted forpermanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly,tax-basis balances have not been determined as of April 30, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $16,885,000 of unused capital loss carryforwards, of which $8,961,000 expire in 2009, and $7,924,000 expire in 2010.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $68,299,000. Net unrealized gain aggregated $926,000 at period-end, of which $7,845,000 related to appreciated investments and $6,919,000 related to depreciated investments.


NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At April 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $19,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through October 31, 2003, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.20%. Thereafter, through October 31, 2005, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.20%. Pursuant to this agreement, $97,000 of management fees were not accrued by the fund for the six months ended April 30, 2003. At April 30, 2003, unaccrued management fees in the amount of $142,000 remain subject to reimbursement by the fund through October 31, 2003, and $227,000 through October 31, 2005.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $154,000 for the six months ended April 30, 2003, of which $30,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $6,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003